Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 11 – RELATED-PARTY TRANSACTIONS

In the ordinary course of business, loans are granted by the Company to executive officers, directors and their related business interests consistent with Federal Reserve Regulation O. The following is an analysis of activity of related-party loans for the year end December 31, 2012:

(Dollars in thousands)
Balance at beginning of year	$3,651
New loans and advances	4,108
Repayments, including loans sold	1,541

Balance at end of year	$6,218

Deposits from executive officers, directors and their related business interests at both December 31, 2012 and 2011 were approximately $10.5 million and $10.2 million.